Schedule III Genworth Financial, Inc. Supplemental Insurance Information (Schedule of Supplemental Insurance Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	$ 5,036	$ 5,193
Future Policy Benefits	33,505	32,175
Policyholder Account Balances	26,262	26,345
Liability for Policy and Contract Claims	7,509	7,620
Unearned Premiums	4,333	4,223
Premium Revenue	5,041	5,688	5,833
Net Investment Income	3,343	3,380	3,266
Interest Credited and Benefits and Other Changes in Policy Reserves	6,153	6,735	6,842
Amortization of Deferred Acquisition Costs	618	460	510
Other Operating Expenses	2,263	2,598	2,507
Premiums Written	5,057	5,479	5,491
U.S. Life Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	4,300	4,393
Future Policy Benefits	33,499	32,168
Policyholder Account Balances	21,454	20,943
Liability for Policy and Contract Claims	4,857	4,418
Unearned Premiums	617	576
Premium Revenue	2,789	2,979	3,004
Net Investment Income	2,594	2,538	2,473
Interest Credited and Benefits and Other Changes in Policy Reserves	4,593	4,448	4,339
Amortization of Deferred Acquisition Costs	410	207	240
Other Operating Expenses	830	930	875
Premiums Written	2,818	3,005	3,030
International Mortgage Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	161	162
Future Policy Benefits	0	0
Policyholder Account Balances	0	0
Liability for Policy and Contract Claims	516	553
Unearned Premiums	3,051	2,932
Premium Revenue	1,016	1,063	994
Net Investment Income	375	393	355
Interest Credited and Benefits and Other Changes in Policy Reserves	516	458	390
Amortization of Deferred Acquisition Costs	52	53	49
Other Operating Expenses	103	292	255
Premiums Written	1,061	923	819
U.S. Mortgage Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	10	7
Future Policy Benefits	0	0
Policyholder Account Balances	0	0
Liability for Policy and Contract Claims	2,009	2,488
Unearned Premiums	116	112
Premium Revenue	549	547	574
Net Investment Income	68	104	116
Interest Credited and Benefits and Other Changes in Policy Reserves	725	1,325	1,491
Amortization of Deferred Acquisition Costs	3	2	2
Other Operating Expenses	145	159	156
Premiums Written	554	556	572
International Protection
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	242	259
Future Policy Benefits	0	0
Policyholder Account Balances	16	17
Liability for Policy and Contract Claims	106	133
Unearned Premiums	539	592
Premium Revenue	682	839	939
Net Investment Income	131	173	154
Interest Credited and Benefits and Other Changes in Policy Reserves	150	135	196
Amortization of Deferred Acquisition Costs	106	136	155
Other Operating Expenses	624	635	667
Premiums Written	619	735	748
Runoff
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	323	372
Future Policy Benefits	6	7
Policyholder Account Balances	4,792	5,385
Liability for Policy and Contract Claims	21	28
Unearned Premiums	10	11
Premium Revenue	5	260	322
Net Investment Income	145	140	130
Interest Credited and Benefits and Other Changes in Policy Reserves	169	369	426
Amortization of Deferred Acquisition Costs	47	62	64
Other Operating Expenses	84	152	168
Premiums Written	5	260	322
Corporate and Other
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	0	0
Future Policy Benefits	0	0
Policyholder Account Balances	0	0
Liability for Policy and Contract Claims	0	0
Unearned Premiums	0	0
Premium Revenue	0	0
Net Investment Income	30	32	38
Interest Credited and Benefits and Other Changes in Policy Reserves	0	0
Amortization of Deferred Acquisition Costs	0	0
Other Operating Expenses	477	430	386
Premiums Written	$ 0	$ 0